Credit Risk - Summary of Residential Mortgages by Borrower Profile (Detail) - Credit risk [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 165,356	£ 157,957
Percentage of residential mortgage loans	100.00%	100.00%
New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 29,814	£ 27,274
Percentage of residential mortgage loans	100.00%	100.00%
First-Time Buyers [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 32,112	£ 29,235
Percentage of residential mortgage loans	19.00%	19.00%
First-Time Buyers [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 6,952	£ 4,848
Percentage of residential mortgage loans	23.00%	18.00%
Home Movers [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 70,860	£ 69,198
Percentage of residential mortgage loans	43.00%	44.00%
Home Movers [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 11,192	£ 10,854
Percentage of residential mortgage loans	38.00%	39.00%
Remortgagers [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 52,480	£ 51,272
Percentage of residential mortgage loans	32.00%	32.00%
Remortgagers [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 9,197	£ 9,237
Percentage of residential mortgage loans	31.00%	34.00%
Buy-To-Let [member] | Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 9,904	£ 8,252
Percentage of residential mortgage loans	6.00%	5.00%
Buy-To-Let [member] | New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,473	£ 2,335
Percentage of residential mortgage loans	8.00%	9.00%